Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 29, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026
C000264087
Account Value [Line Items]
Line Graph and Table Measure Name													Liberty One Defensive Dividend Growth ETF
Accumulated Value	$ 10,119	$ 10,000	$ 10,024	$ 10,398	$ 10,084	$ 10,438	$ 11,205	$ 10,595	$ 10,687	$ 10,437	$ 10,640	$ 10,868
C000264088
Account Value [Line Items]
Line Graph and Table Measure Name													Liberty One Spectrum ETF
Accumulated Value	10,052	10,000	10,112	10,435	10,204	10,627	11,126	10,492	10,978	10,977	10,911	11,246
C000264089
Account Value [Line Items]
Line Graph and Table Measure Name													Liberty One Tactical Income ETF
Accumulated Value	10,048	10,000	10,044	10,255	10,077	10,280	10,636	10,294	10,450	10,425	10,535	10,579
Morningstar North America Defensive Sectors NR USD
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar North America Defensive Sectors NR USD
Accumulated Value	10,139	10,000	10,303	10,966	10,724	10,944	11,527	10,727	10,836	10,807	11,277	11,435
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,017	9,995	9,918	10,212	10,268	10,767	10,989	10,479	11,330	11,360	11,865	11,861
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,012	10,000	10,084	10,141	10,182	10,342	10,548	10,108	10,485	10,702	10,754	10,642
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,042	10,000	10,277	10,302	10,309	10,458	10,379	9,862	10,896	11,470	11,361	11,354
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,042	10,000	10,277	10,302	10,309	10,458	10,379	9,862	10,896	11,470	11,361	11,354
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,996	$ 10,000	$ 10,058	$ 10,121	$ 10,106	$ 10,117	$ 10,282	$ 10,101	$ 10,113	$ 10,144	$ 10,168	$ 10,036